Fees Summary	Oct. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 211,345,560.72
Previously Paid Amount	0.00
Total Fee Amount	18,387.06
Total Offset Amount	0.00
Net Fee	$ 18,387.06
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A